BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of unadited pro forma (Details)	12 Months Ended
Jun. 30, 2021 CNY (¥) ¥ / shares shares
Future Gas Station (Beijing) Technology, Ltd
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues	¥ 6,393,216
Net loss	¥ (2,362,502)
Loss per common share - basis and diluted | ¥ / shares	¥ (0.19)
Weighted average shares - basic and diluted | shares	12,697,024
Combined
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues	¥ 51,763,984
Net loss	¥ (21,795,802)
Loss per common share - basis and diluted | ¥ / shares	¥ (1.72)
Weighted average shares - basic and diluted | shares	12,697,024
RECON TECHNOLOGY, LTD
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues	¥ 45,370,768
Net loss	¥ (19,433,300)
Loss per common share - basis and diluted | ¥ / shares	¥ (1.53)
Weighted average shares - basic and diluted | shares	12,697,024